PREMISES AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Public Utility, Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 3,015	$ 3,862
Less accumulated depreciation	2,358	3,288
Premises and equipment, total	657	574
Depreciation	71	38	$ 47
Land and Land Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Premises and equipment, gross	246	246
Building and Building Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Premises and equipment, gross	2,181	2,219
Furniture and Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 588	$ 1,397